Accounts and Other Receivables, Net of Current Expected Credit Losses (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Trade receivable	$ 256	$ 182
Other accounts receivable	24	16
Total accounts and other receivables, net of current expected credit losses	$ 280	$ 198